Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
April 30, 2024
AFHC-NPRT3-0624
1.800327.120
Common Stocks - 98.4%
	Shares	Value ($)
Biotechnology - 19.7%
Biotechnology - 19.7%
Acelyrin, Inc. (a)	600,000	2,508,000
Acumen Pharmaceuticals, Inc. (a)(b)	700,000	2,254,000
Allogene Therapeutics, Inc. (a)(b)	2,850,000	7,866,000
Alnylam Pharmaceuticals, Inc. (b)	320,000	46,064,000
Apogee Therapeutics, Inc.	13,500	679,050
Arcellx, Inc. (b)	240,000	12,004,800
Arcus Biosciences, Inc. (b)	450,000	6,853,500
Argenx SE ADR (b)	175,000	65,712,500
Ascendis Pharma A/S sponsored ADR (b)	515,000	71,296,600
Avidity Biosciences, Inc. (a)(b)	650,000	15,684,500
Avidity Biosciences, Inc. (c)	53,900	1,300,607
Blueprint Medicines Corp. (b)	525,000	47,953,500
Cargo Therapeutics, Inc. (a)	620,601	11,853,479
Caris Life Sciences, Inc. (b)(c)(d)	1,098,028	2,745,070
Celldex Therapeutics, Inc. (b)	350,000	13,097,000
Cytokinetics, Inc. (b)	900,000	55,188,000
Exact Sciences Corp. (a)(b)	708,639	42,057,725
Immunocore Holdings PLC ADR (a)(b)	248,652	14,690,360
Insmed, Inc. (b)	400,000	9,888,000
Intellia Therapeutics, Inc. (a)(b)	360,000	7,704,000
Janux Therapeutics, Inc. (a)(b)	428,000	24,396,000
Keros Therapeutics, Inc. (b)	400,000	22,556,000
Legend Biotech Corp. ADR (b)	1,450,000	63,423,000
Merus BV (b)	256,000	11,496,960
Morphic Holding, Inc. (b)	293,842	8,013,071
Nuvalent, Inc. Class A (a)(b)	425,300	29,294,664
Oruka Therapeutics, Inc. (c)(d)(e)	916,552	5,444,502
Poseida Therapeutics, Inc. (a)(b)	1,444,191	3,494,942
Regeneron Pharmaceuticals, Inc. (b)	208,000	185,257,280
Repligen Corp. (b)	72,000	11,822,400
Spyre Therapeutics, Inc. (a)(b)	330,000	10,899,900
Summit Therapeutics, Inc. (a)(b)	750,000	2,947,500
Vaxcyte, Inc. (b)	900,000	54,495,000
Viking Therapeutics, Inc. (b)	28,700	2,283,946
Viridian Therapeutics, Inc. (b)	750,000	9,945,000
Xenon Pharmaceuticals, Inc. (b)	780,000	31,707,000
Zentalis Pharmaceuticals, Inc. (a)(b)	560,000	6,193,600
		921,071,456
Health Care Equipment & Supplies - 25.2%
Health Care Equipment - 25.2%
Boston Scientific Corp. (b)	7,180,000	516,026,601
Edwards Lifesciences Corp. (b)	830,000	70,276,100
Glaukos Corp. (b)	664,000	63,744,000
Inspire Medical Systems, Inc. (b)	350,000	84,581,000
Insulet Corp. (b)	405,000	69,635,700
Intuitive Surgical, Inc. (b)	180,000	66,711,600
Masimo Corp. (b)	535,000	71,909,350
Medical Microinstruments, Inc. warrants 2/16/31 (b)(c)(d)	9,982	123,877
Penumbra, Inc. (b)	790,000	155,211,300
PROCEPT BioRobotics Corp. (a)(b)	400,000	21,192,000
Stryker Corp.	170,000	57,205,000
		1,176,616,528
Health Care Providers & Services - 21.7%
Health Care Facilities - 1.8%
Acadia Healthcare Co., Inc. (b)	370,000	27,357,800
Surgery Partners, Inc. (b)	2,250,000	56,137,500
		83,495,300
Health Care Services - 9.3%
agilon health, Inc. (a)(b)	6,500,000	35,750,000
BrightSpring Health Services, Inc. (a)	1,900,000	20,311,000
Cigna Group	440,000	157,097,600
CVS Health Corp.	2,100,000	142,191,000
LifeStance Health Group, Inc. (b)	5,600,000	34,608,000
Privia Health Group, Inc. (a)(b)	2,500,000	46,000,000
		435,957,600
Managed Health Care - 10.6%
Alignment Healthcare, Inc. (a)(b)	3,300,000	16,995,000
Centene Corp. (b)	1,560,000	113,973,600
Elevance Health, Inc.	45,000	23,786,100
Humana, Inc.	25,000	7,552,250
Molina Healthcare, Inc. (b)	82,500	28,223,250
UnitedHealth Group, Inc.	625,000	302,312,500
		492,842,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,012,295,600
Health Care Technology - 2.3%
Health Care Technology - 2.3%
Evolent Health, Inc. Class A (b)	950,000	26,353,000
Phreesia, Inc. (b)	940,000	19,495,600
Veeva Systems, Inc. Class A (b)	315,000	62,546,400
		108,395,000
Life Sciences Tools & Services - 12.1%
Life Sciences Tools & Services - 12.1%
10X Genomics, Inc. (a)(b)	1,611,400	47,181,792
Bruker Corp.	600,000	46,806,000
Danaher Corp.	1,270,000	313,207,400
IQVIA Holdings, Inc. (b)	234,000	54,234,180
Lonza Group AG	40,000	22,079,747
Thermo Fisher Scientific, Inc.	145,000	82,464,400
		565,973,519
Pharmaceuticals - 17.4%
Pharmaceuticals - 17.4%
AstraZeneca PLC (United Kingdom)	520,000	78,649,455
Edgewise Therapeutics, Inc. (b)	340,000	6,099,600
Eli Lilly & Co.	515,000	402,266,500
Enliven Therapeutics, Inc. (b)	280,000	4,869,200
Merck & Co., Inc.	1,600,000	206,752,000
Pharvaris BV (b)	476,689	11,721,783
Royalty Pharma PLC	1,670,000	46,259,000
Structure Therapeutics, Inc. ADR (b)	420,000	16,564,800
UCB SA	315,000	41,869,725
		815,052,063
TOTAL COMMON STOCKS (Cost $2,986,343,765)		4,599,404,166

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (b)(c)(d)	67,547	3,028,807
Caris Life Sciences, Inc. Series D (b)(c)(d)	2,082,481	5,206,203
Cleerly, Inc. Series C (b)(c)(d)	882,089	9,473,636
Element Biosciences, Inc. Series C (b)(c)(d)	376,690	3,412,811
ElevateBio LLC Series C (b)(c)(d)	163,300	530,725
Endeavor BioMedicines, Inc. Series C (c)(d)	863,746	5,635,597
Inscripta, Inc. Series E (b)(c)(d)	826,424	2,479,272
		29,767,051
Financial Services - 0.2%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(d)(f)	327,591	3,534,707
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	781,583	6,408,981
TOTAL FINANCIAL SERVICES		9,943,688
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Medical Microinstruments, Inc. Series C (c)(d)	199,633	6,512,028
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	236,142	1,164,180
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (b)(c)(d)	130,618	5,146,349
Series E1 (b)(c)(d)	46,526	1,833,124
Omada Health, Inc. Series E (b)(c)(d)	1,456,953	5,536,421
Wugen, Inc. Series B (b)(c)(d)	300,054	1,596,287
		14,112,181
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	2,552,870	2,629,456
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $103,516,058)		64,128,584

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (c)(d) (Cost $2,082,600)	2,082,600	2,121,128

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	6,206,164	6,207,406
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	120,700,446	120,712,516
TOTAL MONEY MARKET FUNDS (Cost $126,919,922)		126,919,922

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,218,862,345)	4,792,573,800
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(117,631,254)
NET ASSETS - 100.0%	4,674,942,546

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,863,768 or 1.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Asimov, Inc. Series B	10/29/21	6,260,303

Avidity Biosciences, Inc.	2/29/24	889,350

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines, Inc. Series C	4/22/24	5,635,597

Galvanize Therapeutics Series B	3/29/22	4,419,746

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,082,600

Inscripta, Inc. Series E	3/30/21	7,297,324

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	6,654,507

Omada Health, Inc. Series E	12/22/21	8,734,725

Oruka Therapeutics, Inc.	4/03/24	5,444,502

Saluda Medical, Inc. Series E	4/06/23	6,310,345

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,515,361

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,922,825	475,210,092	510,925,140	546,537	(371)	-	6,207,406	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	260,931,533	664,547,913	804,766,930	372,655	-	-	120,712,516	0.4%
Total	302,854,358	1,139,758,005	1,315,692,070	919,192	(371)	-	126,919,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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